BORROWINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
21.	BORROWINGS

There are no provisions in the Company’s bank borrowings and long term debts that would accelerate repayment of debt as a result of a change in credit ratings or a material adverse change in the Company’s business. Under certain agreements, the Company has the option to retire debt prior to maturity, either at par or at a premium over par.

Short term bank loan
	Interest rate	Term	September 30, 2014		December 31, 2013
Agricultural Development	6%	August 30, 2013 - August 29, 2014
Bank of China		(August 30, 2012 - August 29, 2013)
Huangyuan County Branch,
Xining , Qinghai Province, the P.R.C.			$-	‸*	$4,100,377‸*

Long term debts
Name of lender	Interest rate	Term	September 30, 2014		December 31, 2013
Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, the P.R.C.			$178,774		$180,417

Agricultural Development	6.40%	January 3, 2014 - December 17, 2018
Bank of China
Huangyuan County Branch,
Xining , Qinghai Province, the P.R.C.			$2,437,836	‸*#	-

			$2,616,610		$180,417

The above note agreements contained regular provisions requiring timely repayment of principals and accrued interests, payment of default interest in the event of default, and without specific financial covenants. Management of the Company believe the Company is in material compliance with the terms of the loan agreements.

‸ personal and corporate guaranteed by third parties.
*secured by land use rights with net carrying amount of $500,712 (12.31.2013: $515,026).
#repayable $325,092, $650,184, $650,184 and $812,376 in 2015, 2016, 2017 and 2018, respectively.

21. BORROWINGS

There are no provisions in the Company’s bank borrowings and long term debts that would accelerate repayment of debt as a result of a change in credit ratings or a material adverse change in the Company’s business. Under certain agreements, the Company has the option to retire debt prior to maturity, either at par or at a premium over par.

Short term bank loan

Name of bank	Interest rate	Term	2013		2012

Agricultural Development Bank of China	6%	August 30, 2013 - August 29, 2014
Huangyuan County Branch,		(August 30, 2012 - August 29, 2013)
Xining , Qinghai Province, the P.R.C.			$4,100,377	‸*	$3,181,927	‸*

‸ personal and corporate guaranteed by third parties.
* secured by land use rights with net carrying amount of $515,026  (2012: $528,240).

Long term debts

Name of lender	Interest rate	Term	2013	2012

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, the P.R.C.			$180,417	$175,006